Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2024 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited - to profit or loss	0
Deferred tax movement ending balance	0
Deferred Tax Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	3,370,890
(Charged)/credited - to profit or loss	(1,730,865)
Deferred tax movement ending balance	1,640,025
Deferred Tax Liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(3,370,890)
(Charged)/credited - to profit or loss	1,730,865
Deferred tax movement ending balance	$ (1,640,025)